RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Tatal	$ 430,000	$ 452,000
President [Member]
Tatal	250,000	252,000
Chief Financial Officer [Member]
Tatal	$ 180,000	$ 180,000